Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

On May 12, 2017, the Company filed a revised S-1 registration statement for the proposed sale common stock of up to $6.9 million.

On May 1, 2017, the Company announced the acquisition of a majority stake in Big Bottom Distilling, LLC (“BBD”), a Hillsboro, Oregon-based distiller of award winning and super premium gins, whiskeys, brandies, rum, and vodka. The transaction is structured as an exchange of 28,096 Eastside shares for 90% of the BBD LLC units, and will maintain the independence of BBD as a separate entity underneath the operational umbrella of Eastside Distilling. BBD and Eastside will benefit from brand synergies because of the limited overlap with Eastside products. Eastside will devote sales, marketing, financial capital and production resources to expanding BBDs business, which in 2016 had total revenues of approximately $201,000.

On April 24, 2017, the Company issued 16,667 shares of its common stock upon conversion of 50 shares of preferred stock. As of April 24, 2017, the Company has zero shares of preferred stock outstanding.

On April 21, 2017, the Company completed a $500,000 convertible note purchase agreement with an accredited investor. The note has a maturity date of April 3, 2020, and bears interest at the rate of five percent (5%) per annum. The note has an automatic conversion feature upon the closing (or first in a series of closings) of the next equity financing in which the Company sells shares of its equity securities for an aggregate consideration of at least $4,000,000 at a purchase price of at least $7.50. The outstanding principal and unpaid accrued interest on the Note shall be automatically converted into equity securities at a price equal to 80% of the price paid per share by the investors in the next equity financing or $6.00, whichever is lower, provided, however, that in no event shall the conversion price be less than $6.00. The note has a voluntary conversion feature where the investor may convert, in whole or in part, at any time at the conversion rate of $6.00.

On April 5, 2017, the board approved an incentive option grant to Mr. Grover Wickersham totaling 33,334 shares with an exercise price of $4.80. In addition, the board approved a restricted stock unit grant of 33,334 shares of common stock that vested on April 5, 2017. 10,217 shares were not issued in order to satisfy Mr. Wickersham’s personal tax withholding responsibility.

On April 3, 2017, the Company issued 8,334 shares of common stock to a third-party consultant in exchange for services rendered.

From April 3, 2017 to May 4, 2017, the Company issued 85,594 shares of its common stock for $333,815 in cash, including warrants to purchase 256,781 shares of common stock.

On April 2, 2017 and April 18, 2017, the independent directors, Messrs. Trent Davis and Michael Fleming, respectively, each exercised 4,630 stock options to purchase common stock at $5.40 per share.

14.	Subsequent Events

From January 15, 2017 through February 16, 2017, the Company received additional warrant exercises and subscription documents totaling $217,750 for 55,834 shares issued.

On January 19, 2017, Eastside Distilling, Inc. (the “Company”) received a written letter of resignation from Steven Earles stating that he has resigned, effective immediately, from his position as President and a director of the Company. Mr. Earles did not sit on any committees of the Board of Directors. His resignation from all positions with the Company was not because of any disagreements with the Company on matters relating to its operations, policies and practices. In connection with his resignation, Mr. Earles has agreed to continue working with the Company in a consultant capacity for the foreseeable future. The vacancy on the Company’s Board of Directors resulting from Mr. Earles’ resignation will remain vacant until such time as a new director is identified and appointed. Similarly, the Company has not yet appointed a new President. Grover T. Wickersham continues to serve as the Company’s Chief Executive Officer and Chairman of the Board and, until such time as a new President is appointed, he will assume the functions of that office.

On February 1, 2017, the Company filed an S-1 registration statement for the proposed sale common stock of up to $6.9 million.

On February 7, 2017 we entered into a Lease Termination Agreement with PJM BLDG. II LLC (the “Termination Agreement”), the landlord of our former headquarters and production facilities located at 1805 SE Martin Luther King Jr. Blvd., Portland, Oregon. The Termination Agreement provides that the original lease agreement dated July 17, 2014 (the “Lease”) will terminate on June 30, 2017 rather than October 30, 2020.

On February 17, 2017, the Company entered into a Commercial Sublease Agreement (the “Sublease”) dated February 1, 2017 with MotherLode, LLC, an Oregon limited liability company (“MotherLode”). Under the Sublease, the Company has agreed to sublease from MotherLode a total of 5,000 square feet of MotherLode’s facility located at 2150 SE Hanna Harvester Drive, Milwaukie, OR 97222 (the “Premises”) for $5,000 per month from February 1, 2017 through December 31, 2018. Under the Sublease, the Company is permitted to use the subleased Premises for its distillery operations, including, without limitation, blending, bottling and warehousing. The sublease facilities will be used as the new production facilities upon completion of the tenant improvements. Under the terms of the Sublease, the parties will enter into an addendum to the Sublease within 120 days of the effective date of the Sublease that will describe the tenant improvements to be constructed, any construction requirements and MotherLode’s approval of such tenant improvements. In the event the parties are unable to agree on tenant improvement issues within the stated period, the Company may terminate the Sublease.

On March 8, 2017, the Company completed the acquisition of MotherLode LLC (“MotherLode”), a Portland, Oregon based provider of bottling services and production support to craft distilleries. Since its founding in 2014 by Allen Barteld, the mission of MotherLode has been to enable craft distillers to increase their production and extend their product lines, reducing cost and increasing efficiency, thereby freeing them to focus on their craft. The typical MotherLode customer is a distillery of small batch, hand-crafted spirits, or a premium craft spirit sold as a private label. We plan to relocate much of our own operations to MotherLode’s facility and jointly expand both companies manufacturing resources. Plans are in place for a pneumatic bottling line, allowing for a five times increase in bottling rate, and large volume spirit handling capability. The Company believes the MotherLode operations will be immediately accretive to earnings. In addition to bottling services for distillers and other producers of spirits, MotherLode bottles “private label” craft spirits for customers who have on-premise or off-premise licenses including retail and liquor stores, bars, restaurants, events, and businesses who want to take advantage of the benefits that come from having their brand clearly printed on a label. MotherLode’s premium craft spirits can also be private labeled for corporate gifts, wedding, birthdays and other personal events. We believe that MotherLode can help with new product development and the implementation of Eastside’s spirits branding initiatives in concert with our Portland-based spirits branding firm, Sandstrom Partners. We issued 86,667 shares of common stock to the owners of MotherLode as consideration for the acquisition. Based on the closing share price of our common stock of $4.35 on March 8, 2017, the value of the transaction was $377,000 which is approximately equal to the revenues of MotherLode in 2016. Additionally, Eastside entered into a three-year employment agreement with Allen Barteld and issued standard employee stock options, with vesting over five years. The terms of the acquisition and Mr. Barteld’s employment are more fully set forth in the Form 8-K filed on March 14, 2017.

On March 31, 2017, the Company issued 192,307 shares of its common stock for $750,000, including 192,307 warrants for common stock. This represented an initial closing of the Company’s private offering as filed in the Form 8-K on March 27, 2017.